Note 18 - Regulatory Matters - Compliance With Regulatory Capital Requirements Under Banking Regulations (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2015	Dec. 31, 2014
Total capital (to risk-weighted assets), actual, amount	$ 60,820	$ 45,765
Total capital (to risk-weighted assets), actual, ratio	0.0849	0.1069
Total capital (to risk-weighted assets), for capital adequacy, amount	$ 57,313	$ 34,247
Total capital (to risk-weighted assets), for capital adequacy, ratio	0.0800	0.0800
Total capital (to risk-weighted assets), to be well capitalized, amount	$ 71,642	$ 42,809
Total capital (to risk-weighted assets), to be well capitalized, ratio	0.1000	0.1000
Tier 1 capital (to risk-weighted assets), actual, amount	$ 53,115	$ 40,438
Tier 1 capital (to risk-weighted assets), actual, ratio	0.0741	0.0945
Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 42,985	$ 25,685
Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	0.0600	0.0600	0.060	0.040
Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 57,313	$ 32,247
Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	0.0800	0.0800
Common Equity Tier 1 capital (to risk-weighted assets), actual, amount	$ 53,115	$ 40,438
Common Equity Tier 1 capital (to risk-weighted assets), actual, ratio	0.0741	0.0945
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 32,239	$ 19,264
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	4.50%	4.50%	4.50%
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 46,567	$ 27,826
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	6.50%	6.50%
Tier 1 capital (to average assets), actual, amount	$ 53,115	$ 40,438
Tier 1 capital (to average assets), actual, ratio	0.0707	0.0741
Tier 1 capital (to average assets), for capital adequacy, amount	$ 30,032	$ 21,822
Tier 1 capital (to average assets), for capital adequacy, ratio	0.0400	0.0400
Tier 1 capital (to average assets), to be well capitalized, amount	$ 37,540	$ 27,277
Tier 1 capital (to average assets), to be well capitalized, ratio	0.0500	0.0500